Average Annual Total Returns - FidelityGlobalHighIncomeFund-RetailPRO - FidelityGlobalHighIncomeFund-RetailPRO - Fidelity Global High Income Fund	Jun. 29, 2024
Fidelity Global High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.21%
Past 5 years	3.90%
Past 10 years	3.62%
Fidelity Global High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.36%
Past 5 years	2.03%
Past 10 years	1.51%
Fidelity Global High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.99%
Past 5 years	2.19%
Past 10 years	1.84%
ML143
Average Annual Return:
Past 1 year	13.01%
Past 5 years	2.92%
Past 10 years	2.89%
F0585
Average Annual Return:
Past 1 year	12.25%
Past 5 years	4.02%
Past 10 years	3.72%